SUBSEQUENT EVENT (Details) - Subsequent Event - Chief Executive Officer - USD ($) $ in Thousands		4 Months Ended
	Jan. 13, 2025	May 31, 2025
Subsequent Event [Line Items]
Separation benefits payable	$ 18,000
Maximum contractual term	6 years
Estimated discount	$ 3,500
Forecast
Subsequent Event [Line Items]
Stock based compensation expense		$ 14,500